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MainStay CBRE Real Estate Fund
MainStay CBRE Real Estate Fund

MAINSTAY FUNDS TRUST

MainStay CBRE Real Estate Fund

Supplement dated June 12, 2020 (“Supplement”) to the Summary Prospectus and Prospectus, each dated February 24, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses and Prospectus.

Effective immediately, the table entitled “Average Annual Total Returns” is deleted and replaced with the following:
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MainStay CBRE Real Estate Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years or Since Inception	Average Annual Returns, Inception Date
Class A	20.42%	4.28%	10.12%	Dec. 20, 2002
Class C	25.88%	4.76%	9.91%	Jan. 17, 2003
Class I	28.19%	5.93%	11.10%	Dec. 31, 1996
Class R3	27.61%	5.27%	9.65%	Aug. 05, 2011
Class R6	28.39%	6.01%	7.40%	Jul. 03, 2014
After Taxes on Distributions | Class A	15.32%	0.01%	7.30%
After Taxes on Distributions and Sale of Fund Shares | Class A	14.53%	2.45%	7.56%
MSCI U.S. REIT® Index (reflects no deductions for fees, expenses, or taxes)	25.84%	7.03%	11.93%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.